TAXES ON EARNINGS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	24.50%	35.00%
Deferred tax liabilities of undistributed foreign earnings	$ 0.1
Net operating loss carryforwards	24.3	$ 3.3
Operating loss carryforwards, that expire	4.4
Operating loss carryforwards, that do not expire	19.9
Operating loss carryforwards, valuation allowance increase (decrease)	14.8	(0.3)
Cash paid for income tax	8.2	13.8	$ 6.0
Unrecognized tax benefits	0.6	0.6	$ 0.5
Income tax penalties and interest expense	0.1	0.0
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0.1	$ 0.0